Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short-term benefits	₩ 190,253	₩ 199,608	₩ 174,629
Long-term benefits	9,858	9,641	9,182
Retirement benefits	29,261	38,934	22,106
Compensation to key management	₩ 229,372	₩ 248,183	₩ 205,917